INCOME TAXES - Schedule of Unrecognized Tax Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Opening balance	$ 0	$ 685
Tax positions reversed in current year related to previous years	0	(685)
Tax positions taken in current year	0	0
Accrued interest	0	0
Ending Balance	$ 0	$ 0